Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Feb. 28, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 36,499
Ending balance	36,727
Property, Plant and Equipment, Net	36,727
Oil Sands
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,657
Ending balance	24,271
Property, Plant and Equipment, Net	24,271
Write-downs (reversals of write-downs) of property, plant and equipment	20
Canadian Manufacturing
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,466
Ending balance	2,438
Property, Plant and Equipment, Net	2,438
Write-downs (reversals of write-downs) of property, plant and equipment	8
BP-Husky Refining LLC
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Net		$ 334
COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57,739
Acquisitions	683
Additions	3,048
Change in Decommissioning Liabilities	44
Divestitures	667
Exchange Rate Movements and Other	(61)
Ending balance	60,786
Property, Plant and Equipment, Net	60,786
ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(21,240)
Divestitures	(319)
Exchange Rate Movements and Other	(12)
Depreciation, depletion and amortization	3,150
Ending balance	(24,059)
Property, Plant and Equipment, Net	(24,059)
Crude Oil and Natural Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,226
Ending balance	28,995
Property, Plant and Equipment, Net	28,995
Crude Oil and Natural Gas Properties | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	43,528
Acquisitions	9
Additions	2,485
Change in Decommissioning Liabilities	42
Divestitures	17
Exchange Rate Movements and Other	(19)
Ending balance	46,028
Property, Plant and Equipment, Net	46,028
Crude Oil and Natural Gas Properties | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,302)
Divestitures	(8)
Exchange Rate Movements and Other	13
Depreciation, depletion and amortization	2,726
Ending balance	(17,033)
Property, Plant and Equipment, Net	(17,033)
Processing, Transportation and Storage Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	148
Ending balance	152
Property, Plant and Equipment, Net	152
Processing, Transportation and Storage Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	254
Acquisitions	0
Additions	19
Change in Decommissioning Liabilities	0
Divestitures	0
Exchange Rate Movements and Other	5
Ending balance	278
Property, Plant and Equipment, Net	278
Processing, Transportation and Storage Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(106)
Divestitures	0
Exchange Rate Movements and Other	4
Depreciation, depletion and amortization	16
Ending balance	(126)
Property, Plant and Equipment, Net	(126)
Manufacturing Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,585
Ending balance	7,053
Property, Plant and Equipment, Net	7,053
Manufacturing Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,132
Acquisitions	674
Additions	508
Change in Decommissioning Liabilities	2
Divestitures	633
Exchange Rate Movements and Other	(39)
Ending balance	12,644
Property, Plant and Equipment, Net	12,644
Manufacturing Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,547)
Divestitures	(299)
Exchange Rate Movements and Other	(23)
Depreciation, depletion and amortization	366
Ending balance	(5,591)
Property, Plant and Equipment, Net	(5,591)
Retail and Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	540
Ending balance	527
Property, Plant and Equipment, Net	527
Retail and Other Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,825
Acquisitions	0
Additions	36
Change in Decommissioning Liabilities	0
Divestitures	17
Exchange Rate Movements and Other	(8)
Ending balance	1,836
Property, Plant and Equipment, Net	1,836
Retail and Other Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,285)
Divestitures	(12)
Exchange Rate Movements and Other	(6)
Depreciation, depletion and amortization	42
Ending balance	(1,309)
Property, Plant and Equipment, Net	$ (1,309)